CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 566,384	$ 679,225
Restricted cash and short-term deposits	75,579	18,115
Trade accounts receivable	29,667	38,915
Amounts due from related parties	20,354	7,312
Other current assets	47,882	71,997
Total current assets	739,866	815,564
Non-current assets
Restricted cash	74,619	74,130
Equity method investments	43,665	53,982
Assets under development	2,261,197	1,562,828
Vessels and equipment, net	1,079,745	1,077,677
Intangible assets	2,348	0
Non-current amounts due from related parties	6,006	0
Other non-current assets	160,231	499,806
Total assets	4,367,677	4,083,987
Current liabilities
Current portion of long-term debt and short-term debt	(521,282)	(342,566)
Trade accounts payable	(198,906)	(7,454)
Accrued expenses	(66,071)	(144,810)
Other current liabilities	(55,265)	(50,950)
Total current liabilities	(841,524)	(545,780)
Non-current liabilities
Long-term debt	(930,973)	(874,164)
Other non-current liabilities	(225,776)	(61,600)
Total liabilities	(1,998,273)	(1,481,544)
EQUITY
Share capital 104,534,703 common shares of $1.00 each issued and outstanding (2023: 104,578,080)	(104,535)	(104,578)
Additional paid-in capital	(1,705,093)	(1,691,128)
Contributed surplus	(200,000)	(200,000)
Accumulated other comprehensive loss	5,743	5,072
Retained earnings	(10,266)	(77,035)
Total stockholders’ equity	(2,014,151)	(2,067,669)
Non-controlling interests	(355,253)	(534,774)
Total equity	(2,369,404)	(2,602,443)
Total liabilities and equity	$ (4,367,677)	$ (4,083,987)